Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
Permanent differences	0.8%	-0.3%
Other credit	2.3%	3.2%
Other	-0.7%	-0.3%
Change in valuation allowance	-23.4%	-23.6%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards	$33,333	$27,217
Tax credits	4,702	3,964
Section 174 R&D Capitalization	4,274	-
Depreciation and amortization	90	-
Stock-based compensation	666	-
Other reserves and accruals	1,462	1,334
Gross deferred tax assets	44,527	32,515

Deferred tax liabilities:
Depreciation and amortization	-	(24)
Right-of-use assets	(21)	(101)
Gross deferred tax liabilities	(21)	(125)

Valuation allowance	(44,506)	(32,390)
Net deferred tax assets	-	-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2022	2021
Gross unrecognized tax benefit at January 1	$1,598	$1,181
Additions for tax provision taken in the current year	405	417
Gross unrecognized tax benefit at December 31	$2,003	$1,598